S000048337 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	116 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.58%
Performance Inception Date			Apr. 27, 2015
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.98%	8.44%	7.75%
Performance Inception Date			Apr. 27, 2015
Bridge Builder Small/Mid Cap Value Fund
Prospectus [Line Items]
Average Annual Return, Percent	12.02%	9.32%	8.01%
Performance Inception Date			Apr. 27, 2015
Bridge Builder Small/Mid Cap Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.83%	7.61%	6.90%
Performance Inception Date			Apr. 27, 2015
Bridge Builder Small/Mid Cap Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.38%	7.05%	6.26%
Performance Inception Date			Apr. 27, 2015